CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥)	Share capital	Treasury shares	Other reserves	Accumulated losses	Sub-total	Non-controlling interests	Total
Balance at Dec. 31, 2022	¥ 626,000	¥ (2,023,000)	¥ 1,028,510,000	¥ (1,140,771,000)	¥ (113,658,000)	¥ (12,222,000)	¥ (125,880,000)
Comprehensive loss
Loss for the year			0	(37,432,000)	(37,432,000)	(2,490,000)	(39,922,000)
Currency translation differences			(790,000)	0	(790,000)	0	(790,000)
Revaluation of investment properties upon transfer from property, plant and equpment			(1,498,000)	0	(1,498,000)	0	(1,498,000)
Total comprehensive loss for the year			(2,288,000)	(37,432,000)	(39,720,000)	(2,490,000)	(42,210,000)
Transactions with owners
Share-based payment	14,000		7,500,000	0	7,514,000	0	7,514,000
Disposal of subsidiaries (Note 28)			(5,000)	0	(5,000)	0	(5,000)
Distribution of dividends			0	0	0	(546,000)	(546,000)
Addition of paid-in capital			170,001,000	0	170,001,000	0	170,001,000
Convertible note convert into shares	338,000	0	24,417,000	0	24,755,000	0	24,755,000
Total transactions with owners	352,000		201,913,000	0	202,265,000	(546,000)	201,719,000
Balance at Dec. 31, 2023	978,000	(2,023,000)	1,228,135,000	(1,178,203,000)	48,887,000	(15,258,000)	33,629,000
Comprehensive loss
Loss for the year			0	(19,945,000)	(19,945,000)	(5,128,000)	(25,073,000)
Currency translation differences			(302,000)	0	(302,000)	0	(302,000)
Revaluation of investment properties upon transfer from property, plant and equpment							0
Total comprehensive loss for the year			(302,000)	(19,945,000)	(20,247,000)	(5,128,000)	(25,375,000)
Transactions with owners
Expire of convertible note	20,000		1,797,000	0	1,817,000	0	1,817,000
Distribution of dividends			0	0	0	(225,000)	(225,000)
Repurchase from non-controlling interests			0	0	0	(500,000)	(500,000)
Total transactions with owners	20,000		1,797,000	0	1,817,000	(725,000)	1,092,000
Balance at Dec. 31, 2024	998,000	(2,023,000)	1,229,630,000	(1,198,148,000)	30,457,000	(21,111,000)	9,346,000
Comprehensive loss
Loss for the year			0	(53,347,000)	(53,347,000)	(721,000)	(54,068,000)
Ceased operation of subsidiaries			1,502,000	0	1,502,000	0	1,502,000
Currency translation differences							1,502,000
Revaluation of investment properties upon transfer from property, plant and equpment							0
Total comprehensive loss for the year			1,502,000	(53,347,000)	(51,845,000)	(721,000)	(52,566,000)
Transactions with owners
Disposal of subsidiaries (Note 28)							(2,166,000)
Ceased operation of subsidiaries			788,000	0	788,000	0	788,000
Distribution of dividends			0	0	0	(801,000)	(801,000)
Total transactions with owners			788,000	0	788,000	(801,000)	(13,000)
Balance at Dec. 31, 2025	¥ 998,000	¥ (2,023,000)	¥ 1,231,920,000	¥ (1,251,495,000)	¥ (20,600,000)	¥ (22,633,000)	¥ (43,233,000)